Accruals and other provision (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Vacation expense	$ 54,235	$ 408,027	$ 484,807	$ 360,153
Chief Executive Officer [Member] | Cytovia Therapeutics Inc [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Compensation to CEO	109,699
Salary	104,000.00
Vacation expense	$ 5,699.00